FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)	3 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 17, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of common stock in each unit				1
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of redeemable warrant in each unit				0.33
Price per warrant		$ 2.50		$ 1.46
Aggregate value			$ 14,400,000	$ 7,300,000
Transfer out of Level 3	$ 11,000,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price per warrant		$ 2.94		$ 1.20
Aggregate value			$ 22,400,000	$ 11,000,000